Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes the valuation of the Investment Funds' investments by the above fair value hierarchy levels as of December 31, 2011 and 2010:

	December 31, 2011				December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments:
Equity securities:
Communications	$2,593	$—	$—	$2,593	$1,945	$—	$—	$1,945
Consumer, non-cyclical	1,778	26	—	1,804	2,227	7	—	2,234
Consumer, cyclical (1)	376	378	—	754	295	318	1	614
Basic materials	128	—	—	128	—	—	—	—
Energy	1,644	29	—	1,673	541	317	—	858
Financial	263	—	—	263	137	—	—	137
Industrial	—	32	—	32	114	1	—	115
Technology	254	—	—	254	405	—	—	405
Utilities	83	21	—	104	100	43	—	143
	7,119	486	—	7,605	5,764	686	1	6,451
Corporate debt:
Communications	—	84	—	84	—	—	—	—
Consumer, cyclical	—	150	289	439	—	157	328	485
Utilities	—	34	—	34	—	—	—	—
Sovereign debt	—	10	—	10	—	—	—	—
Financial	—	109	—	109	—	5	—	5
	—	387	289	676	—	162	328	490
Mortgage-backed securities:
Financial	—	167	—	167	—	206	—	206
	7,119	1,040	289	8,448	5,764	1,054	329	7,147
Derivative contracts, at fair value (2) :	—	3	—	3	—	6	—	6
	$7,119	$1,043	$289	$8,451	$5,764	$1,060	$329	$7,153
Liabilities
Securities sold, not yet purchased, at fair value:
Equity securities:
Consumer, cyclical	$—	$—	$—	$—	$356	$—	$—	$356
Financial	—	—	—	—	58	—	—	58
Index	—	—	—	—	—	5	—	5
Funds	4,466	10	—	4,476	800	—	—	800
	4,466	10	—	4,476	1,214	5	—	1,219
Derivative contracts, at fair value (3) :	—	42	—	42	—	60	—	60
	$4,466	$52	$—	$4,518	$1,214	$65	$—	$1,279

(1)
We consolidated the financial results of Tropicana effective November 15, 2010. As a result, we eliminated our investment in Tropicana at December 31, 2010. As of April 29, 2011, our Investment segment no longer held an investment in Tropicana common stock. See Note 3, "Operating Units-Gaming," for further discussion regarding the history of the Investment Funds' investment in Tropicana.

(2)	Included in other assets in our consolidated balance sheets.

(3)	Included in accrued expenses and other liabilities in our consolidated balance sheets.

Schedule of Fair Value Measurements, Nonrecurring
Assets measured at fair value on a nonrecurring basis during the six months ended June 30, 2012 are set forth in the table below:

	June 30, 2012
	Level 3
	Asset	Recognized
Category	(Liability)	Loss
	(in millions)
Property, plant and equipment	$29	$19
Intangibles	62	15

Assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2011 and 2010 are set forth in the table below:

	December 31, 2011		December 31, 2010
Category	Level 3 Asset (Liability)	Recognized Loss	Level 3 Asset (Liability)	Recognized Gain (Loss)
	(in millions)
Trademarks and brand names	$280	$(39)	$29	$(4)
Property, plant and equipment	92	(32)	9	(7)
Asset retirement obligation	(4)	—	—	1

Investment Segment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes the valuation of the Investment Funds' investments by the above fair value hierarchy levels as of June 30, 2012 and December 31, 2011:

	June 30, 2012				December 31, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	(in millions)
Investments:
Equity securities:
Basic materials	$81	$—	$—	$81	$128	$—	$—	$128
Communications	318	13	—	331	2,593	—	—	2,593
Consumer, non-cyclical	1,523	—	—	1,523	1,778	26	—	1,804
Consumer, cyclical	371	433	—	804	376	378	—	754
Energy	824	57	—	881	1,644	29	—	1,673
Financial	228	—	—	228	263	—	—	263
Funds	—	216	—	216	—	—	—	—
Industrial	—	—	—	—	—	32	—	32
Technology	253	—	—	253	254	—	—	254
Utilities	50	40	—	90	83	21	—	104
	3,648	759	—	4,407	7,119	486	—	7,605
Corporate debt:
Communications	—	—	—	—	—	84	—	84
Consumer, cyclical	—	—	287	287	—	150	289	439
Financial	—	94	—	94	—	109	—	109
Sovereign debt	—	3	—	3	—	10	—	10
Utilities	—	27	—	27	—	34	—	34
	—	124	287	411	—	387	289	676
Mortgage-backed securities:
Financial	—	164	—	164	—	167	—	167
	3,648	1,047	287	4,982	7,119	1,040	289	8,448
Derivative contracts, at fair value(1)	—	—	—	—	—	3	—	3
	$3,648	$1,047	$287	$4,982	$7,119	$1,043	$289	$8,451
Liabilities
Securities sold, not yet purchased, at fair value:
Equity securities:
Consumer, cyclical	$294	$—	$—	$294	$—	$—	$—	$—
Energy	46	—	—	46	—	—	—	—
Funds	—	208	—	208	4,466	10	—	4,476
	340	208	—	548	4,466	10	—	4,476
Derivative contracts, at fair value(2)	—	92	—	92	—	42	—	42
	$340	$300	$—	$640	$4,466	$52	$—	$4,518

(1)	Included in other assets in our consolidated balance sheets.

(2)	Included in accrued expenses and other liabilities in our consolidated balance sheets.

Schedule of investments measured at fair value with Level 3 Input
The changes in investments measured at fair value for which the Investment segment has used Level 3 input to determine fair value are as follows:

	Six Months Ended June 30,
	2012	2011
	(in millions)
Balance at January 1	$289	$329
Gross realized and unrealized gains	2	2
Gross proceeds	(4)	(42)
Balance at June 30	$287	$289

The changes in investments measured at fair value for which the Investment segment has used Level 3 input to determine fair value are as follows:

	Year Ended December 31,
	2011	2010
	(in millions)
Balance at January 1	$329	$228
Gross realized and unrealized gains	8	18
Gross proceeds	(48)	(138)
Gross purchases	—	221
Balance at December 31	$289	$329

Other Segments and Icahn Enterprises Holdings [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes the valuation of our Automotive and Energy segments and Icahn Enterprises Holdings' investments and derivative contracts by the above fair value hierarchy levels as of June 30, 2012 and December 31, 2011:

	June 30, 2012			December 31, 2011
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets	(in millions)
Marketable equity and debt securities	$1	$—	$1	$20	$—	$20
Trading securities	—	60	60	—	—	—
Investments in precious metals	—	—	—	150	—	150
Derivative contracts, at fair value(1)	—	7	7	—	3	3
	$1	$67	$68	$170	$3	$173
Liabilities
Derivative contracts, at fair value(2)	$—	$45	$45	$—	$57	$57

(1)	Amounts are classified within other assets in our consolidated balance sheets.

(2)	Amounts are classified within accrued expenses and other liabilities in our consolidated balance sheets.

The following table summarizes the valuation of our Automotive and Metals segments and Icahn Enterprises Holdings investments and derivative contracts by the above fair value hierarchy levels as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(in millions)
Assets
Marketable equity and debt securities	$20	$—	$20	$19	$—	$19
Investments in precious metals	150	—	150	—	—	—
Derivative contracts, at fair value (1) :	—	3	3	—	12	12
	$170	$3	$173	$19	$12	$31
Liabilities
Derivative contracts, at fair value (2) :	$—	$57	$57	$—	$97	$97

(1)	Amounts are classified within other assets in our consolidated balance sheets.

(2)	Amounts are classified within accrued expenses and other liabilities in our consolidated balance sheets.

Automotive Segment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of fair value of defined benefit plan asset [Table Text Block]
The following table presents our Automotive segment's defined benefit plan assets measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(in millions)
U.S. Plans:
Cash	$669	$—	$669	$—	$—	$—
Investments with registered investment companies:
Equity securities	1	—	1	512	—	512
Fixed income securities	—	—	—	150	—	150
	$670	$—	$670	$662	$—	$662
Non-U.S. Plans:
Insurance contracts	$—	$35	$35	$—	$33	$33
Cash	1	—	1	—	—	—
Investments with registered investment companies:
Fixed income securities	9	—	9	11	—	11
Equity securities	1	—	1	1	—	1
Corporate bonds	—	2	2	—	3	3
Equity securities	—	—	—	—	—	—
Cash	—	—	—	—	—	—
	$11	$37	$48	$12	$36	$48

Food Packaging Segment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of fair value of defined benefit plan asset [Table Text Block]
The following table presents our Food Packaging segment's defined benefit plan assets measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	December 31, 2011				December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
U.S. and Non-U.S. Plans:
Asset category:
Cash equivalents	$3	$—	$—	$3	$2	$—	$—	$2
Equity securities	14	29	—	43	19	26	—	45
Fixed income securities	2	11	—	13	16	12	—	28
Other	10	—	27	37	—	—	28	28
	$29	$40	$27	$96	$37	$38	$28	$103